Goldman Sachs Inflation Protected Securities Fund Expense Example - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Inflation Protected Securities Fund	Mar. 31, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 441
Expense Example, with Redemption, 3 Years	613
Expense Example, with Redemption, 5 Years	799
Expense Example, with Redemption, 10 Years	1,337
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	245
Expense Example, with Redemption, 3 Years	481
Expense Example, with Redemption, 5 Years	841
Expense Example, with Redemption, 10 Years	1,855
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	142
Expense Example, with Redemption, 5 Years	259
Expense Example, with Redemption, 10 Years	601
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	168
Expense Example, with Redemption, 5 Years	303
Expense Example, with Redemption, 10 Years	699
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	576
Expense Example, with Redemption, 10 Years	1,292
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	139
Expense Example, with Redemption, 5 Years	254
Expense Example, with Redemption, 10 Years	$ 589